Expense Example - Transamerica Strategic Income - R6	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	$ 839